STOCKHOLDERS' DEFICIT - Common Stock Shares (Details)		3 Months Ended	9 Months Ended
	Jun. 07, 2021 USD ($) shares	Jun. 30, 2021 USD ($)	Sep. 30, 2022 USD ($) Vote $ / shares shares	Dec. 31, 2021 USD ($) Vote $ / shares shares	Nov. 08, 2021 shares	Oct. 31, 2021 shares
STOCKHOLDERS' DEFICIT
Common stock, shares authorized (in shares)			50,000,000	50,000,000
Common stock, par value (in dollars per share) | $ / shares			$ 0.0001	$ 0.0001
Common stock, votes per share | Vote			1	1
Common stock, shares issued (in shares)			3,432,000	3,432,000
Aggregate purchase price | $		$ 25,000		$ 25,000
Common stock, shares outstanding (in shares)			3,432,000	3,432,000
Condition for future business combination threshold net tangible assets | $			$ 5,000,001	$ 5,000,001
Months to complete acquisition			12 months
Redemption period upon closure			10 days	10 days
Obligation to redeem public shares if entity does not complete a business combination (as a percent)			100.00%	100.00%
Private Placement
STOCKHOLDERS' DEFICIT
Common stock, shares issued (in shares)					557,000	557,000
Sponsor
STOCKHOLDERS' DEFICIT
Months to complete acquisition			12 months
Obligation to redeem public shares if entity does not complete a business combination (as a percent)			100.00%	100.00%
Sponsor | Founder shares
STOCKHOLDERS' DEFICIT
Number of shares issued	4,312,500
Aggregate purchase price | $	$ 25,000
Shares subject to forfeiture						1,437,500
Common stock, shares outstanding (in shares)			2,875,000			2,875,000
Common stock subject to redemption
STOCKHOLDERS' DEFICIT
Common stock subject to possible redemption, issued (in shares)			11,500,000	11,500,000
Common stock subject to not redemption
STOCKHOLDERS' DEFICIT
Common stock, shares issued (in shares)			3,432,000	3,432,000
Common stock, shares outstanding (in shares)			3,432,000	3,432,000